Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 24, 2017
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 27, 2017
Prospectus Date	Feb. 01, 2017
AllianzGI Global Fundamental Strategy | Class A
Prospectus:
Trading Symbol	AZDAX
AllianzGI Global Fundamental Strategy | Class C
Prospectus:
Trading Symbol	AZDCX
AllianzGI Global Fundamental Strategy | Institutional Class
Prospectus:
Trading Symbol	AZDIX
AllianzGI Global Fundamental Strategy | Class P
Prospectus:
Trading Symbol	AZDPX
AllianzGI Global Sustainability Fund | Class A
Prospectus:
Trading Symbol	ASUAX
AllianzGI Global Sustainability Fund | Institutional Class
Prospectus:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class P
Prospectus:
Trading Symbol	ASTPX
AllianzGI Global Sustainability Fund | Class T
Prospectus:
Trading Symbol	ASUTX
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX
AllianzGI Global Water Fund | Class T
Prospectus:
Trading Symbol	AWTTX
AllianzGI International Growth Fund | Class A
Prospectus:
Trading Symbol	AIGFX
AllianzGI International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	GLIIX
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
AllianzGI Multi-Asset Real Return Fund | Class A
Prospectus:
Trading Symbol	ALRAX
AllianzGI Multi-Asset Real Return Fund | Class C
Prospectus:
Trading Symbol	ALLCX
AllianzGI Multi-Asset Real Return Fund | Institutional Class
Prospectus:
Trading Symbol	ALRNX
AllianzGI Multi-Asset Real Return Fund | Class P
Prospectus:
Trading Symbol	ALRPX
AllianzGI NFJ Emerging Markets Value Fund | Institutional Class
Prospectus:
Trading Symbol	AZMIX
AllianzGI NFJ Emerging Markets Value Fund | Class P
Prospectus:
Trading Symbol	AZMPX
AllianzGI NFJ Emerging Markets Value Fund | Class A
Prospectus:
Trading Symbol	AZMAX
AllianzGI NFJ Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	AZMCX